Segmented Information (Tables)	12 Months Ended
Oct. 31, 2025
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the years ended October 31, 2025

and October 31, 2024.
Results by Business Segment 1
(millions of Canadian dollars) For the years ended
October 31, 2025
Canadian
Personal and Wealth
Commercial U.S. Management Wholesale
Banking Retail and Insurance Banking 2 Corporate 2 Total
Net interest income (loss) $ 16,701 $ 12,368 $ 1,493 $ (18) $ 2,518 $ 33,062
Non-interest income (loss) 3,985 (63) 13,069 8,410 9,314 34,715
Total revenue 20,686 12,305 14,562 8,392 11,832 67,777
Provision for (recovery of)
credit losses 2,143 1,514 – 290 559 4,506
Insurance service expenses – – 6,089 – – 6,089
Non-interest expenses

8,382 9,599 4,698 6,048 4,812 33,539
Income (loss) before income taxes
and share of net income from
investment in Schwab 10,161 1,192 3,775 2,054 6,461 23,643
Provision for (recovery of)
income taxes 2,844 (472) 986 444 (392) 3,410
Share of net income from

investment in Schwab
3,4 – 277 – – 28 305
Net income (loss) $ 7,317 $ 1,941 $ 2,789 $ 1,610 $ 6,881 $ 20,538
October 31, 2024
Net interest income (loss) $ 15,697 $ 11,600 $ 1,226 $ 582 $ 1,367 $ 30,472
Non-interest income (loss) 4,093 2,113 12,309 6,704 1,532 26,751
Total revenue 19,790 13,713 13,535 7,286 2,899 57,223
Provision for (recovery of)
credit losses 1,755 1,532 – 317 649 4,253
Insurance service expenses – – 6,647 – – 6,647
Non-interest expenses

8,010 13,141 4,285 5,576 4,481 35,493
Income (loss) before income taxes
and share of net income

from investment in Schwab 10,025 (960) 2,603 1,393 (2,231) 10,830
Provision for (recovery of)

income taxes
2,806 69 648 275 (1,107) 2,691
Share of net income from
investment in Schwab 3,4 – 709 – – (6) 703
Net income (loss) $ 7,219 $ (320) $ 1,955 $ 1,118 $ (1,130) $ 8,842
The retailer program partners’

share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss).

The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2
Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale

Banking is reversed in the Corporate segment.
3
The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge were recorded in the Corporate segment.
4
The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 12 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian
Personal and Wealth
Commercial Management Wholesale
Banking U.S. Retail and Insurance Banking Corporate
Total

As at October 31, 2025
Total assets
$ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558
As at October 31, 2024
Total assets
$ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751

Summary of Results by Geographic Location
RESULTS BY GEOGRAPHY
For reporting of geographic results, segments

are grouped into Canada, United States,

and Other international. Transactions are primarily

recorded in the location
responsible for recording the revenue or assets.

This location frequently corresponds

with the location of the legal entity through which

the business is conducted
and the location of the customer.
Results by Geography
(millions of Canadian dollars) For the years ended As at

October 31 October 31

2025 2025
Total revenue Total assets
Canada $ 33,916 $ 1,167,980
United States 29,706 753,258
Other international 4,155 173,320
Total $ 67,777 $ 2,094,558
2024 2024
Canada $ 31,453 $ 1,146,243
United States 22,097 749,353
Other international 3,673 166,155
Total $ 57,223 $ 2,061,751